Reinsurance - Schedule of Reinsurance Recoverables by A.M. Best Rating (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 3,565,144
Less Allowance:	(112)
Net reinsurance recoverable	3,565,032	$ 2,225,924
A.M. Best ratings of reinsurance, A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Reinsurance recoverables	2,933,367
A. M. Best ratings of reinsurer, A or A-
Ceded Credit Risk [Line Items]
Reinsurance recoverables	631,420
Not rated
Ceded Credit Risk [Line Items]
Reinsurance recoverables	357
Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Reinsurance recoverables	2,150,020
Less Allowance:	0
Net reinsurance recoverable	2,150,020
Ceded future policyholder benefits and expense | A.M. Best ratings of reinsurance, A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Reinsurance recoverables	1,535,290
Ceded future policyholder benefits and expense | A. M. Best ratings of reinsurer, A or A-
Ceded Credit Risk [Line Items]
Reinsurance recoverables	614,376
Ceded future policyholder benefits and expense | Not rated
Ceded Credit Risk [Line Items]
Reinsurance recoverables	354
Ceded unearned premiums
Ceded Credit Risk [Line Items]
Reinsurance recoverables	27,647
Less Allowance:	0
Net reinsurance recoverable	27,647
Ceded unearned premiums | A.M. Best ratings of reinsurance, A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Reinsurance recoverables	27,410
Ceded unearned premiums | A. M. Best ratings of reinsurer, A or A-
Ceded Credit Risk [Line Items]
Reinsurance recoverables	237
Ceded unearned premiums | Not rated
Ceded Credit Risk [Line Items]
Reinsurance recoverables	0
Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Reinsurance recoverables	1,373,742
Less Allowance:	0
Net reinsurance recoverable	1,373,742
Ceded claims and benefits payable | A.M. Best ratings of reinsurance, A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Reinsurance recoverables	1,357,202
Ceded claims and benefits payable | A. M. Best ratings of reinsurer, A or A-
Ceded Credit Risk [Line Items]
Reinsurance recoverables	16,540
Ceded claims and benefits payable | Not rated
Ceded Credit Risk [Line Items]
Reinsurance recoverables	0
Ceded paid losses
Ceded Credit Risk [Line Items]
Reinsurance recoverables	13,735
Less Allowance:	(112)
Net reinsurance recoverable	13,623
Ceded paid losses | A.M. Best ratings of reinsurance, A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Reinsurance recoverables	13,465
Ceded paid losses | A. M. Best ratings of reinsurer, A or A-
Ceded Credit Risk [Line Items]
Reinsurance recoverables	267
Ceded paid losses | Not rated
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 3